CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands		Class A Ordinary shares Common Stock USD ($) shares		Class A Ordinary shares Common Stock CNY (¥) shares		Class A Ordinary shares shares	Class B Ordinary shares Common Stock USD ($) shares		Class B Ordinary shares Common Stock CNY (¥) shares		Class B Ordinary shares shares	Total equity USD ($)	Total equity CNY (¥)	Common Stock CNY (¥) shares		Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY (¥)	Treasury Stock USD ($)	Treasury Stock CNY (¥)	Accumulated other comprehensive income/(loss) USD ($)	Accumulated other comprehensive income/(loss) CNY (¥)	Retained earnings USD ($)	Retained earnings CNY (¥)	Noncontrolling interests USD ($)	Noncontrolling interests CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2013	[1]												¥ 156,777	¥ 150			¥ 71,578				¥ 11,895		¥ 73,154		¥ 18,988		¥ 175,765
Balance (in shares) at Dec. 31, 2013 | shares	[1],[2]													900,551,482
Changes in shareholders' equity
Net income(loss)													68,317										68,317		2,988		71,305	[3],[4]
Issuance of ordinary shares upon IPO and concurrent private placement, net of offering costs				¥ 27									1,409,177				1,409,150										1,409,177
Issuance of ordinary shares upon IPO and concurrent private placement, net of offering costs (in shares) | shares		173,714,285		173,714,285
Re-designation of ordinary shares to Class B ordinary shares									¥ 150					¥ (150)
Re-designation of ordinary shares to Class B ordinary shares (Shares) | shares							900,551,482		900,551,482					(900,551,482)	[2]
Reclassification of ordinary shares from mezzanine equity to Class B ordinary shares									¥ 35				441,941				441,906										441,941
Reclassification of ordinary shares from mezzanine equity to Class B ordinary shares (shares) | shares							224,905,170		224,905,170
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders				¥ 7					¥ (7)
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders (shares) | shares		45,000,000		45,000,000			(45,000,000)		(45,000,000)
Share-based compensation													129,269				129,269								416		129,685
Exercise and vesting of share-based awards				¥ 8					¥ 2				44,949				44,939										44,949
Exercise and vesting of share-based awards (shares) | shares		41,331,627		41,331,627			15,000,000		15,000,000
Distribution to a shareholders due to under common control acquisition/ transaction													(37,166)				(37,166)										(37,166)
Other comprehensive (loss) income													(9,694)								(9,694)				609		(9,085)	[4]
Share of reserves of an equity investee													1,013				1,013										1,013
Noncontrolling interest in connection with business combination (note 3)																									71,550		71,550
Capital contribution from noncontrolling interest shareholders (note3)													1,250				1,250								8,500		9,750
Share purchase from a noncontrolling interest shareholder (note 3)													(53,749)				(53,749)								(7,182)		(60,931)
Balance at Dec. 31, 2014	[1]			¥ 42					¥ 180				2,152,084				2,008,190				2,201		141,471		95,869		2,247,953
Balance (in shares) at Dec. 31, 2014 | shares	[1]	260,045,912		260,045,912			1,095,456,652		1,095,456,652
Changes in shareholders' equity
Net income(loss)													176,347										176,347		(1,710)		174,637	[3],[4]
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders				¥ 11					¥ (11)
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders (shares) | shares		69,100,000		69,100,000			(69,100,000)		(69,100,000)
Share-based compensation													315,083				315,083								791		315,874
Exercise and vesting of share-based awards				¥ 2					¥ 1				3,957				3,954										3,957
Exercise and vesting of share-based awards (shares) | shares		14,527,696		14,527,696			8,680,687		8,680,687
Issuance of ordinary shares for business acquisition (note 3)													23,309				23,309										23,309
Issuance of ordinary shares for business acquisition (note 3) (in shares) | shares		2,173,039		2,173,039
Issuance of ordinary shares in relation to investment in an equity investee				¥ 1									64,110				64,109										64,110
Issuance of ordinary shares in relation to investment in an equity investee (in shares) | shares		4,552,090		4,552,090
Other comprehensive (loss) income													116,915								116,915				1,515		118,430	[4]
Share of reserves of an equity investee													576				576										576
Noncontrolling interest in connection with business combination (note 3)																									62,224		62,224
Capital contribution from noncontrolling interest shareholders (note3)													1,686				1,686								1,689		3,375
Balance at Dec. 31, 2015	[1]			¥ 56					¥ 170				2,854,067				2,416,907				119,116		317,818		160,378		3,014,445	[5]
Balance (in shares) at Dec. 31, 2015 | shares		350,398,737	[1],[6]	350,398,737	[1],[6]	350,398,737	1,035,037,339	[1],[6]	1,035,037,339	[1],[6]	1,035,037,339
Changes in shareholders' equity
Net income(loss)													(80,525)										(80,525)		23,818	$ (8,167)	(56,707)
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders				¥ 7					¥ (7)
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders (shares) | shares		43,385,700		43,385,700			(43,385,700)		(43,385,700)
Share-based compensation													305,689				305,689								139		305,828
Exercise and vesting of share-based awards				¥ 2					¥ 2				21,915				21,911										21,915
Exercise and vesting of share-based awards (shares) | shares		12,506,416		12,506,416			11,675,334		11,675,334
Distribution to a shareholders due to under common control acquisition/ transaction													(12,963)				(12,963)										(12,963)
Other comprehensive (loss) income													109,029								109,029				2,996	16,135	112,025
Share of reserves of an equity investee													240				240										240
Share purchase from a noncontrolling interest shareholder (note 3)													(6,109)				(6,109)								(1,898)		(8,007)
Repurchase of common stock (note 21)													(178,991)						¥ (178,991)								(178,991)
Repurchase of common stock (note 21) (in shares) | shares						25,368,080
Disposal of a VIE's subsidiary (note 3)																									3,393		3,393
Balance at Dec. 31, 2016		$ 9		¥ 65			$ 24		¥ 165			$ 433,867	¥ 3,012,352			$ 392,579	¥ 2,725,675	$ (25,780)	¥ (178,991)	$ 32,858	¥ 228,145	$ 34,177	¥ 237,293	$ 27,197	¥ 188,826	$ 461,064	¥ 3,201,178
Balance (in shares) at Dec. 31, 2016 | shares		406,290,853	[7]	406,290,853	[7]	380,922,773	1,003,326,973	[7]	1,003,326,973	[7]	1,003,326,973

[1]	Kingsoft Japan became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of changes in shareholders’ equity in prior years. (Note 3)
[2]	As at December 31, 2014, 28,942,648 Class A ordinary shares were deemed issued but not outstanding and excluded, representing 11,511,873 and 14,999,000 Class A ordinary shares issued but not transferred to the grantees under the 2011 Share Award Scheme and the 2013 Incentive Scheme, respectively, and 2,431,775 Class A ordinary shares issued but not yet granted to employee beneficial owners in relation to the acquisition of the HK Zoom business (note 3); 32,157,500 Class B ordinary shares issued but not transferred to the grantees under the 2011 Share Award Scheme were deemed issued but not outstanding and excluded.
[3]	Kingsoft Japan became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of cash flows in prior years. (Note 3)
[4]	Kingsoft Japan became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of comprehensive income (loss) in prior years. (Note 3)
[5]	Kingsoft Japan Inc. (“Kingsoft Japan”) became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. (Note 3)
[6]	** As at December 31, 2015, 15,563,022 Class A ordinary shares were deemed issued but not outstanding and excluded, representing 12,909,200 Class A ordinary shares issued but not transferred to the grantees under the 2013 incentive Scheme, and 2,079,787 Class A ordinary shares issued but not transferred to employee beneficial owners in relation to the acquisition of the HK Zoom business (note 3); 574,035 Class A ordinary shares issued but not transferred to employee beneficial owners in relation to the investment in equity investee; 23,476,813 Class B ordinary shares issued but not transferred to the grantees under the 2011 Share Award Scheme were deemed issued but not outstanding and excluded.
[7]	*** As at December 31, 2016, 4,317,410 Class A ordinary shares were deemed issued but not outstanding and excluded, representing 1,751,450 Class A ordinary shares issued but not transferred to the grantees under the 2013 incentive Scheme, and 1,991,925 Class A ordinary shares issued but not transferred to employee beneficial owners in relation to the acquisition of the HK Zoom business (note 3); 574,035 Class A ordinary shares issued but not transferred to employee beneficial owners in relation to the investment in equity investee; 11,801,479 Class B ordinary shares issued but not transferred to the grantees under the 2011 Share Award Scheme were deemed issued but not outstanding and excluded 25,368,080 class A ordinay shares were repurchased but not cancelled and recorded as treasury stock at historical purchase price (Note 21).